Commitments and contingencies and other legal matters	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingencies and other legal matters

Note 14 - Commitments and contingencies and other legal matters

The Company is subject to certain contingent liabilities with respect to existing or potential claims, lawsuits and other proceedings. The Company accrues liabilities when it considers probable that future costs will be incurred and such costs can be reasonably estimated. Expected legal costs related to claims are accrued when the legal service is provided. Proceeding-related liabilities are based on developments to date and historical information related to actions claimed against the Company.

The Company has no significant new commitments or contingencies at June 30, 2025 other than those discussed in Note 15 of the December 31, 2024 financial statements and as discussed below.

The Company had previously recorded GBP450,000 ($562,000) as at December 31, 2023, to other current liabilities for its estimated liability involving a commercial dispute regarding the amounts due under a purported loan agreement dated May 2014. The Company has reduced the liability estimated as of December 31, 2024, to GBP350,000 ($437,500) as negotiations to resolve the dispute had advanced through the course of the year. On 2 May 2025 the Company entered into a settlement agreement to resolve the dispute, in the amount of £350,000 inclusive of interests and costs

The Company received a claim from a former contractor in 2025 seeking an amount of £203,140 in relation to certain purported amounts due and payable by the Company following the termination of the contractor’s contract. Following an exchange of pre-action correspondence in which the Company denied the claim, the Company has not heard further from the contractor. The Company is not of the view a contingent liability needs to be made in relation to this claim.

In the year ended December 31, 2024, the Company recorded South African Rand (“ZAR”) ZAR 240,000 ($12,698), to other current liabilities for its estimated liability involving an employment related matter with a former employee. The Company entered into a Settlement Agreement with the former employee on 11 March 2025 in respect of which the Company agreed to resolve the claim at an agreed amount of ZAR 240,000 ($12,698).

In the year ended December 31, 2024, the Company recorded South African Rand (“ZAR”) ZAR 150,000 ($7,936), to other current liabilities for its estimated liability involving an employment related matter with a former employee. The Company entered into a Settlement Agreement with the former employee on 7 February 2025 in respect of which the Company agreed to resolve the claim at an agreed amount of ZAR 150,000 ($7,936).

Note 15 - Commitments and contingencies and other legal matters

The Company is subject to certain contingent liabilities with respect to existing or potential claims, lawsuits and other proceedings. The Company accrues liabilities when it considers probable that future costs will be incurred and such costs can be reasonably estimated. Expected legal costs related to claims are accrued when the legal service is provided. Proceeding-related liabilities are based on developments to date and historical information related to actions claimed against the Company.

REDCLOUD HOLDINGS PLC

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2024, AND 2023

Note 15 - Commitments and contingencies and other legal matters (continued)

In the year ended December 31, 2024, the Company had the following ongoing matters in the UK:

1.	The Company had previously recorded GBP450,000 ($562,000) as at December 31, 2023, to other current liabilities for its estimated liability involving a commercial dispute regarding the amounts due under a purported loan agreement dated May 2014. The Company has reduced the liability estimated as of December 31, 2024, to GBP350,000 ($437,500) as negotiations to resolve the dispute had advanced through the course of the year. At this time, the estimate of the Company’s liability remains at GBP350,000 ($437,500).

2.	In the year ended December 31, 2024, the Company recorded GBP12,500 ($15,625) to other current liabilities for its estimated liability involving an commercial related matter with a former contractor. At this time, the Company’s estimate of the range of loss remains at GBP12,500 ($15,625).

3.	In the year ended December 31, 2024, the Company recorded GBP20,000 ($25,000) to other current liabilities for its estimated liability involving an employment related matter with a former employee. The Company believes it is reasonably possible the liability estimate could change in 2025, At this time, the Company’s estimate of loss remains at GBP20,000 ($25,000).

In the year ended December 31, 2024, the Company had the following ongoing matters in South Africa:

4.	In the year ended December 31, 2024, the Company recorded South African Rand (“ZAR”) ZAR 240,000 ($12,698), to other current liabilities for its estimated liability involving an employment related matter with a former employee. The Company believes it is reasonably possible the liability estimate could change in 2025 as negotiations to resolve the claim are ongoing. At this time, the Company’s estimate of loss remains at ZAR 240,000 ($12,698).

5.	In the year ended December 31, 2024, the Company recorded South African Rand (“ZAR”) ZAR 150,000 ($7,936), to other current liabilities for its estimated liability involving an employment related matter with a former employee. The Company believes it is reasonably possible the liability estimate could change in 2025 as negotiations to resolve the claim are ongoing. At this time, the Company’s estimate for loss remains at ZAR 150,000 ($7,936).